Borrowings - Components (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term borrowings
Bank loan (i)		¥ 188,000	¥ 1,870,000
Convertible notes (ii)		697,620
Current portion of long-term bank loan (iii)	$ 46,315	322,436	198,852
Long-term borrowings:
Bank loan(iii)		950,154	766,592
Convertible notes(ii)		5,784,984
Loan from joint investor(iv)		419,660	401,420
Total		¥ 8,362,854	¥ 3,236,864